(Portfolio Series Active Allocation Fund)

Investment Objective. The Fund seeks long-term growth of capital with a secondary objective of current income. It is a special type of mutual fund known as a "fund of funds" because it primarily invests in other mutual funds.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 16 of the Fund's prospectus and in the sections "How to Buy Shares" beginning on page 89 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Portfolio Series Active Allocation Fund)	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Portfolio Series Active Allocation Fund)	Class A	Class B	Class C	Class N	Class Y
Management Fees	none	none	none	none	none
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.21%	0.32%	0.21%	0.15%	0.09%
Asset Allocation Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.27%	2.13%	2.02%	1.46%	0.90%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Portfolio Series Active Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	698	957	1,236	2,030
Class B	718	974	1,356	2,060
Class C	307	640	1,099	2,371
Class N	250	465	803	1,759
Class Y	92	288	501	1,113

If shares are not redeemed
Expense Example, No Redemption (Portfolio Series Active Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	698	957	1,236	2,030
Class B	218	674	1,156	2,060
Class C	207	640	1,099	2,371
Class N	150	465	803	1,759
Class Y	92	288	501	1,113

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Those funds are referred to as the "Underlying Funds." Under normal market conditions, the Fund will invest in shares of some or all of the following Underlying Funds that were chosen based on the Manager's determination that they could provide long-term growth of capital and, secondarily, income: Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Commodity Strategy Total Return Fund, Oppenheimer Core Bond Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Institutional Money Market Fund, Oppenheimer International Bond Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer Limited-Term Government Fund, Oppenhe imer Main Street Fund,® Oppenheimer Main Street Select Fund,® Oppenheimer Main Street Small- & Mid-Cap Fund,® Oppenheimer Master Event-Linked Bond Fund, LLC, Oppenheimer Master Inflation Protected Securities Fund, LLC, Oppenheimer Master International Value Fund, LLC, Oppenheimer Master Loan Fund, LLC, Oppenheimer Quest International Value Fund, Oppenheimer Real Estate Fund, Oppenheimer Rising Dividends Fund, Oppenheimer Rochester National Municipals, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer U.S. Government Trust and Oppenheimer Value Fund.

The Manager seeks to diversify the Fund's assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates 75-85% of its assets based on a "static" allocation among the Underlying Funds and 15-25% of its assets based on a "tactical allocation" to those funds and to other investments. The static portion of the Fund's allocation is divided between the Underlying Funds based on asset allocation target ranges of 30-40% in U.S. equities, 15-25% in foreign equities, 20-25% in fixed-income and approximately 5% in alternative funds that provide asset diversification. The Fund's "tactical allocation" strategy adjusts the asset mix to take advantage of temporary market conditions that may present opportunities. For this tactical allocation, the Fund may invest in money market securities or may invest additional assets in any of the above Underlying Funds. If t he Manager determines that a particular transaction would be detrimental to one of the Underlying Funds, the Fund may use derivatives to achieve its tactical allocation objective instead. The Fund's asset allocation targets may vary in particular cases and may change over time.

Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed-income securities (also referred to as "debt securities") represent money borrowed by the issuer that must be repaid. Some Underlying Funds invest in debt securities that are rated below investment grade (commonly referred to as "junk bonds") and certain of them may invest most, or a significant percentage, of their assets in those securities. Some of the Underlying Funds invest partially or primarily in securities of issuers outside of the United States, including issuers in emerging or developing market countries. The Underlying Funds that are used for asset diversification may include investments related to commodities, gold and other special metals, real estate or that are inflation protected.

The Fund's tactical allocation component will always be invested in at least two of the Underlying Funds. The Manager uses proprietary tactical asset allocation models (including computer aided models) to select Underlying Funds for the tactical allocation. These models use quantitative techniques to identify and validate trends in the prices of each of the tactical allocation Underlying Funds.

The Manager monitors the Underlying Fund selections and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Manager may change the Underlying Funds or the Fund's target asset allocation ranges at any time, without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest or from poor Underlying Fund selection or asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the main risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Main Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 34 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuse s and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Market Risk. The value of the securities in which the Underlying Funds invest may be affected by changes in the securities markets. Securities markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

Main Risks of Investing in Equity Securities. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and at times equity securities may be very volatile. The prices of individual equity securities may not all move in the same direction or at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate more in response to events affecting the market for th ose types of securities.

Main Risks of Investing in Fixed-Income Securities. Fixed-income securities held by the Underlying Funds may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying Fund's income or share value might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. The value of debt securities are also subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. Thes e fluctuations will usually be greater for longer-term debt securities than for shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, the issuers may repay principal more slowly than expected. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper an Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in emerging or developing market countries. Foreign securities owned by an Underlying Fund may trade on weekends or other days when the Fun d and the Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawin g assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counter-party credit risk and may lose money if the issuer fails to pay the amounts due.

Main Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Affiliated Portfolio Risk. In managing the Fund, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However the Manager monitors the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking to combine the growth potential of stocks with a smaller allocation to bonds. Because some Underlying Funds generally invest a substantial portion of their assets in stocks, those investors should be willing to assume the risks of share price fluctuations that are typical for substantial stock investments. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, 5 years and the life of the Fund compare with those of two broad measures of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: www.oppenheimerfunds.com/fund/PortfolioSeriesActiveAllocationFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 17.73% (2nd qtr 09) and the lowest return was -26.79% (4th qtr 08). For the period from January 1, 2011 to March 31, 2011 the cumulative return before sales charges and taxes was 3.65%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Portfolio Series Active Allocation Fund)	Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A	Apr. 05, 2005	8.06%	(0.36%)	1.12%
Class A Return After Taxes on Distributions		7.89%	(0.96%)	0.46%
Class A Return After Taxes on Distributions and Sales		5.40%	(0.05%)	0.71%
Class B	Apr. 05, 2005	8.76%	(0.34%)	1.20%
Class C	Apr. 05, 2005	12.88%	0.08%	1.40%
Class N	Apr. 05, 2005	13.40%	0.66%	1.98%
Class Y	Apr. 05, 2005	15.18%	1.24%	2.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.08%	2.29%	3.23%	[1]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.55%	[1]
[1]	From 3-31-05

(Portfolio Series Conservative Investor Fund)

Investment Objective. The Fund seeks current income with a secondary objective of long-term growth of capital. It is a special type of mutual fund known as a "fund of funds" because it primarily invests in other mutual funds.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the Fund's prospectus and in the sections "How to Buy Shares" beginning on page 89 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Portfolio Series Conservative Investor Fund)	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Portfolio Series Conservative Investor Fund)		Class A	Class B	Class C	Class N	Class Y
Management Fees		none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.23%	0.36%	0.26%	0.30%	0.13%
Acquired Fund Fees and Expenses		0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses		1.10%	1.98%	1.88%	1.42%	0.75%
Fee Waiver and Expense Reimbursement	[1]	none	(0.01%)	none	(0.02%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.10%	1.97%	1.88%	1.40%	0.75%
[1]	The Manager has voluntarily agreed to limit the aggregate amount of direct and Underlying Fund expenses so that Total Annual Fund Operating Expenses as a percentage of average daily net assets will not exceed the annual rate of 1.25% for Class A, 2.00% for Class B and Class C, 1.50% for Class N and 1.00% for Class Y, not including extraordinary expenses and other expenses not incurred in the ordinary course of each Fund's business. The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds. The Transfer Agent has agreed to limit the Transfer Agent fees to 0.35% of average annual net assets per fiscal year for all classes. These expense limitations may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Portfolio Series Conservative Investor Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	681	906	1,149	1,845
Class B	702	926	1,277	1,884
Class C	293	596	1,026	2,221
Class N	244	450	780	1,712
Class Y	77	241	418	934

If shares are not redeemed
Expense Example, No Redemption (Portfolio Series Conservative Investor Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	681	906	1,149	1,845
Class B	202	626	1,077	1,884
Class C	193	596	1,026	2,221
Class N	144	450	780	1,712
Class Y	77	241	418	934

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Those funds are referred to as the "Underlying Funds." Under normal market conditions, the Fund will invest in shares of some or all of the following Underlying Funds that were chosen based on the Manager's determination that they could provide income and, secondarily, long-term growth of capital: Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Commodity Strategy Total Return Fund, Oppenheimer Core Bond Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Institutional Money Market Fund, Oppenheimer International Bond Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer Limited-Term Government Fund, Oppenhe imer Main Street Fund,® Oppenheimer Main Street Select Fund,® Oppenheimer Main Street Small- & Mid-Cap Fund,® Oppenheimer Master Inflation Protected Securities Fund, LLC, Oppenheimer Master International Value Fund, LLC, Oppenheimer Master Loan Fund, LLC, Oppenheimer Quest International Value Fund, Oppenheimer Real Estate Fund, Oppenheimer Rising Dividends Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer U.S. Government Trust and Oppenheimer Value Fund.

The Manager seeks to diversify the Fund's assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates its assets among the Underlying Funds based on asset allocation targets ranges of 60-70% in fixed-income funds, 20-25% in U.S. equity funds, up to 5% in foreign equity funds and up to 15% in alternative funds that provide asset diversification. The Fund's asset allocation targets may vary in particular cases and may change over time. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed-income securities (also referred to as "debt securities") represent money borrowed by the issuer that must be repaid. Some Underlying Funds invest in debt securities that are rated below investment grade (commonly referred to as "junk bonds") and certain of them may invest most or a signi ficant percentage of their assets in those securities. Some of the Underlying Funds invest partially or primarily in securities of issuers outside of the United States, including issuers in emerging or developing markets. The Underlying Funds that are used for asset diversification may include investments related to commodities, gold and other special metals, real estate or that are inflation protected.

The Manager monitors the Underlying Fund selections and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Manager may change the Underlying Funds or the Fund's target asset allocation ranges at any time, without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest or from poor Underlying Fund selection or asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the main risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Main Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 33 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuse s and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Market Risk. The value of the securities in which the Underlying Funds invest may be affected by changes in the securities markets. Securities markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

Main Risks of Investing in Fixed-Income Securities. Fixed-income securities held by the Underlying Funds may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying Fund's income or share value might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. The value of debt securities are also subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. Thes e fluctuations will usually be greater for longer-term debt securities than for shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, the issuers may repay principal more slowly than expected. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper an Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Main Risks of Investing in Equity Securities. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and at times equity securities may be very volatile. The prices of individual equity securities may not all move in the same direction or at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate more in response to events affecting the market for th ose types of securities.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in emerging or developing market countries. Foreign securities owned by an Underlying Fund may trade on weekends or other days when the Fun d and the Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawin g assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Affiliated Portfolio Risk. In managing the Fund, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However the Manager monitors the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income and, secondarily, long-term growth of capital. Because some of the Underlying Funds invest primarily in stocks, those investors should be willing to assume the risks of share price fluctuations of stock investments. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, 5 years and the life of the Fund compare with those of two broad measures of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: www.oppenheimerfunds.com/fund/PortfolioSeriesConservativeInvestorFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 10.65% (2nd Qtr 09) and the lowest return was -27.18% (4th Qtr 08). For the period from January 1, 2011 through March 31, 2011 the cumulative return before sales charges and taxes was 2.73%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Portfolio Series Conservative Investor Fund)	Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A	Apr. 05, 2005	4.77%	(2.52%)	(1.35%)
Class A Return After Taxes on Distributions		4.35%	(3.51%)	(2.32%)
Class A Return After Taxes on Distributions and Sales		3.66%	(2.59%)	(1.61%)
Class B	Apr. 05, 2005	5.31%	(2.54%)	(1.31%)
Class C	Apr. 05, 2005	9.46%	(2.14%)	(1.12%)
Class N	Apr. 05, 2005	9.95%	(1.68%)	(0.63%)
Class Y	Apr. 05, 2005	11.67%	(1.04%)	(0.01%)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.55%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.08%	2.29%	3.23%	[1]
[1]	From 3-31-05

(Portfolio Series Equity Investor Fund)
Investment Objective. The Fund seeks long-term growth of capital. It is a special type of mutual fund known as a "fund of funds" because it primarily invests in other mutual funds.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 14 of the Fund's prospectus and in the sections "How to Buy Shares" beginning on page 89 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Portfolio Series Equity Investor Fund)	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Portfolio Series Equity Investor Fund)	Class A	Class B	Class C	Class N	Class Y
Management Fees	none	none	none	none	none
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.26%	0.35%	0.26%	0.20%	0.07%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.26%	2.10%	2.01%	1.45%	0.82%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Portfolio Series Equity Investor Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	954	1,231	2,019
Class B	715	965	1,341	2,037
Class C	306	637	1,094	2,361
Class N	249	462	798	1,748
Class Y	84	263	457	1,018

If shares are not redeemed
Expense Example, No Redemption (Portfolio Series Equity Investor Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	954	1,231	2,019
Class B	215	665	1,141	2,037
Class C	206	637	1,094	2,361
Class N	149	462	798	1,748
Class Y	84	263	457	1,018

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Those funds are referred to as the "Underlying Funds." Under normal market conditions, the Fund invests in shares of some or all of the following Underlying Funds that were chosen based on the Manager's determination that they could provide long-term growth of capital: Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer Main Street Fund,® Oppenheimer Main Street Select Fund,® Oppenheimer Main Street Small- & Mid-Cap Fund,® Oppenheimer Master International Value Fund, LLC, Oppenheimer Quest International Value Fund, Oppenheimer Real Estate Fund, Oppenheimer Rising Dividends Fund, Oppenheimer Small- & Mid- Cap Value Fund and Oppenheimer Value Fund.

The Manager seeks to diversify the Fund's assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates its assets among the Underlying Funds based on asset allocation target ranges of 45-65% in U.S. equities and 35-55% in foreign equities. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets. The Fund's asset allocation targets may vary in particular cases and may change over time.

The Manager monitors the Underlying Fund selections and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Manager may change the Underlying Funds or the Fund's target asset allocation ranges at any time, without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest or from poor Underlying Fund selection or asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the main risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Main Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 33 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuse s and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Market Risk. The value of the securities in which the Underlying Funds invest may be affected by changes in the securities markets. Securities markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

Main Risks of Investing in Equity Securities. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and at times equity securities may be very volatile. The prices of individual equity securities may not all move in the same direction or at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate more in response to events affecting the market for th ose types of securities.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in emerging or developing market countries. Foreign securities owned by an Underlying Fund may trade on weekends or other days when the Fun d and the Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawin g assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Affiliated Portfolio Risk. In managing the Fund, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However the Manager monitors the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long-term. The Fund does not seek income, and its primary focus is investment in stocks. Because of its focus on long-term growth, the Fund may be appropriate for investors with longer term investment goals. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive equity allocation. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, 5 years and the life of the Fund compare with those of two broad measures of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: www.oppenheimerfunds.com/fund/PortfolioSeriesEquityInvestorFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.17% (2nd qtr 09) and the lowest was -24.93% (4th qtr 08). For the period from January 1, 2011 to March 31, 2011 the cumulative return before sales charges and taxes was 3.88%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Portfolio Series Equity Investor Fund)	Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A	Apr. 05, 2005	10.08%	2.03%	3.79%
Class A Return After Taxes on Distributions		10.04%	1.51%	3.26%
Class A Return After Taxes on Distributions and Sales		6.60%	1.61%	3.10%
Class B	Apr. 05, 2005	10.95%	2.05%	3.88%
Class C	Apr. 05, 2005	14.95%	2.45%	4.06%
Class N	Apr. 05, 2005	15.65%	3.06%	4.68%
Class Y	Apr. 05, 2005	17.34%	3.73%	5.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.08%	2.29%	3.23%	[1]
MSCI World Index (reflects no deduction for fees, expenses or taxes)		12.34%	2.99%	4.50%	[1]
[1]	From 3-31-05

(Portfolio Series Moderate Investor Fund)
Investment Objective. The Fund seeks long-term growth of capital and current income. It is a special type of mutual fund known as a "fund of funds" because it primarily invests in other mutual funds.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the Fund's prospectus and in the sections "How to Buy Shares" beginning on page 89 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Portfolio Series Moderate Investor Fund)	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Portfolio Series Moderate Investor Fund)	Class A	Class B	Class C	Class N	Class Y
Management Fees	none	none	none	none	none
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.21%	0.33%	0.24%	0.22%	0.07%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.12%	1.99%	1.90%	1.38%	0.73%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Portfolio Series Moderate Investor Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	912	1,160	1,867
Class B	704	931	1,283	1,901
Class C	295	603	1,036	2,243
Class N	241	440	760	1,669
Class Y	75	234	407	910

If shares are not redeemed
Expense Example, No Redemption (Portfolio Series Moderate Investor Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	912	1,160	1,867
Class B	204	631	1,083	1,901
Class C	195	603	1,036	2,243
Class N	141	440	760	1,669
Class Y	75	234	407	910

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Those funds are referred to as the "Underlying Funds." Under normal market conditions, the Fund invests in shares of some or all of the following Underlying Funds that were chosen based on the Manager's determination that they could provide long-term growth of capital and current income: Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Commodity Strategy Total Return Fund, Oppenheimer Core Bond Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Institutional Money Market Fund, Oppenheimer International Bond Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund,® Oppenheimer Main Street Select Fund,® Oppenheimer Main Street Small- & Mid-Cap Fund,® Oppenheimer Master Inflation Protected Securities Fund, LLC, Oppenheimer Master International Value Fund, LLC, Oppenheimer Master Loan Fund, LLC, Oppenheimer Quest International Value Fund, Oppenheimer Real Estate Fund, Oppenheimer Rising Dividends Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer U.S. Government Trust and Oppenheimer Value Fund.

The Manager seeks to diversify the Fund's assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates its assets among the Underlying Funds based on asset allocation target ranges of 30-40% in U.S. equity funds, 10-15% in foreign equity funds, 35-45% in fixed-income funds and up to 12% in alternative funds that provide asset diversification. The Fund's asset allocation targets may vary in particular cases and may change over time. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed-income securities (also referred to as "debt securities") represent money borrowed by the issuer that must be repaid. Some Underlying Funds invest in debt securities that are rated below investment-grade (commonly referred to as "junk bonds") and certain of them may invest most or a significant percentage of their assets in those securities. Some of the Underlying Funds invest partially or primarily in securities of issuers outside of the United States, including issuers in emerging or developing markets. The Underlying Funds that are used for asset diversification may include investments related to commodities, gold and other special metals, real estate or that are inflation protected.

The Manager monitors the Underlying Fund selections and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economi c conditions, the Manager may change the Underlying Funds or the Fund's target asset allocation ranges at any time, without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest or from poor Underlying Fund selection or asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the main risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Main Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 33 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuse s and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Market Risk. The value of the securities in which the Underlying Funds invest may be affected by changes in the securities markets. Securities markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

Main Risks of Investing in Equity Securities. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and at times equity securities may be very volatile. The prices of individual equity securities may not all move in the same direction or at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate more in response to events affecting the market for th ose types of securities.

Main Risks of Investing in Fixed-Income Securities. Fixed-income securities held by the Underlying Funds may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying Fund's income or share value might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. The value of debt securities are also subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. Thes e fluctuations will usually be greater for longer-term debt securities than for shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, the issuers may repay principal more slowly than expected. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper an Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Lower-Grade Securities. Lower-grade debt securities, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for lower-grade securities may be less liquid and therefore they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in emerging or developing market countries. Foreign securities owned by an Underlying Fund may trade on weekends or other days when the Fun d and the Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawin g assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Affiliated Portfolio Risk. In managing the Fund, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However the Manager monitors the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking the growth potential of stocks, but who also want the income potential of bonds. Because of its focus on long-term growth, the Fund may be appropriate for investors with longer term investment goals. Those investors should be willing to assume the risks of short-term share price fluctuations of investments in stocks. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, 5 years and the life of the Fund compare with those of two broad measures of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: www.oppenheimerfunds.com/fund/PortfolioSeriesModerateInvestorFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 14.33% (2nd qtr 09) and the lowest return was -27.68% (4th qtr 08). For the period from January 1, 2011 to March 31, 2011 the cumulative return before sales charges and taxes was 3.45%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Portfolio Series Moderate Investor Fund)	Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A	Apr. 05, 2005	6.47%	(1.58%)	(0.25%)
Class A Return After Taxes on Distributions		5.99%	(2.44%)	(1.11%)
Class A Return After Taxes on Distributions and Sales		4.48%	(1.72%)	(0.61%)
Class B	Apr. 05, 2005	6.94%	(1.58%)	(0.20%)
Class C	Apr. 05, 2005	10.96%	(1.17%)	(0.01%)
Class N	Apr. 05, 2005	11.63%	(0.66%)	0.52%
Class Y	Apr. 05, 2005	13.35%	(0.01%)	1.17%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.55%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.08%	2.29%	3.23%	[1]
[1]	From 3-31-05